Operating and Geographic Segmentation - Summary of Average Assets, Grouped by Operating Segment (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure of operating segments [line items]
Net interest income	$ 21,487	$ 19,468
Non-interest revenue	14,787	13,327
Total Revenue	36,274	32,795
Total provision (recovery of) for credit losses	3,617	3,761
Depreciation and amortization	2,180	2,110
Non-interest expense	18,927	17,389
Income (loss) before taxes and non-controlling interest in subsidiaries	11,550	9,535
Provision for (recovery of) income taxes	2,825	2,208
Reported net income (loss)	8,725	7,327
Non-controlling interest in subsidiaries	16	9
Net income (loss) attributable to bank shareholders	8,709	7,318
Average assets	1,480,561	1,369,415
Impaired Loans [member]
Disclosure of operating segments [line items]
Total provision (recovery of) for credit losses	3,147	3,066
Performing loans [member]
Disclosure of operating segments [line items]
Total provision (recovery of) for credit losses	470	695
Canadian P&C [member]
Disclosure of operating segments [line items]
Net interest income	9,667	8,852
Non-interest revenue	2,595	2,587
Total Revenue	12,262	11,439
Total provision (recovery of) for credit losses	2,364	1,659
Depreciation and amortization	644	590
Non-interest expense	4,716	4,415
Income (loss) before taxes and non-controlling interest in subsidiaries	4,538	4,775
Provision for (recovery of) income taxes	1,243	1,318
Reported net income (loss)	3,295	3,457
Net income (loss) attributable to bank shareholders	3,295	3,457
Average assets	344,176	327,883
Canadian P&C [member] | Impaired Loans [member]
Disclosure of operating segments [line items]
Total provision (recovery of) for credit losses	1,952	1,326
Canadian P&C [member] | Performing loans [member]
Disclosure of operating segments [line items]
Total provision (recovery of) for credit losses	412	333
U.S. Banking [member]
Disclosure of operating segments [line items]
Net interest income	9,017	8,602
Non-interest revenue	2,466	2,209
Total Revenue	11,483	10,811
Total provision (recovery of) for credit losses	1,043	1,677
Depreciation and amortization	990	1,006
Non-interest expense	5,865	5,684
Income (loss) before taxes and non-controlling interest in subsidiaries	3,585	2,444
Provision for (recovery of) income taxes	775	434
Reported net income (loss)	2,810	2,010
Non-controlling interest in subsidiaries	14	2
Net income (loss) attributable to bank shareholders	2,796	2,008
Average assets	257,177	251,881
U.S. Banking [member] | Impaired Loans [member]
Disclosure of operating segments [line items]
Total provision (recovery of) for credit losses	1,010	1,285
U.S. Banking [member] | Performing loans [member]
Disclosure of operating segments [line items]
Total provision (recovery of) for credit losses	33	392
Wealth Management [member]
Disclosure of operating segments [line items]
Net interest income	1,020	873
Non-interest revenue	4,282	3,726
Total Revenue	5,302	4,599
Total provision (recovery of) for credit losses	10	17
Depreciation and amortization	215	215
Non-interest expense	3,245	2,961
Income (loss) before taxes and non-controlling interest in subsidiaries	1,832	1,406
Provision for (recovery of) income taxes	451	339
Reported net income (loss)	1,381	1,067
Net income (loss) attributable to bank shareholders	1,381	1,067
Average assets	53,224	49,134
Wealth Management [member] | Impaired Loans [member]
Disclosure of operating segments [line items]
Total provision (recovery of) for credit losses	8	15
Wealth Management [member] | Performing loans [member]
Disclosure of operating segments [line items]
Total provision (recovery of) for credit losses	2	2
Capital Markets [member]
Disclosure of operating segments [line items]
Net interest income	2,482	1,731
Non-interest revenue	4,965	4,785
Total Revenue	7,447	6,516
Total provision (recovery of) for credit losses	201	369
Depreciation and amortization	331	299
Non-interest expense	4,285	3,979
Income (loss) before taxes and non-controlling interest in subsidiaries	2,630	1,869
Provision for (recovery of) income taxes	653	377
Reported net income (loss)	1,977	1,492
Net income (loss) attributable to bank shareholders	1,977	1,492
Average assets	551,491	468,963
Capital Markets [member] | Impaired Loans [member]
Disclosure of operating segments [line items]
Total provision (recovery of) for credit losses	133	367
Capital Markets [member] | Performing loans [member]
Disclosure of operating segments [line items]
Total provision (recovery of) for credit losses	68	2
Corporate services [member]
Disclosure of operating segments [line items]
Net interest income	(699)	(590)
Non-interest revenue	479	20
Total Revenue	(220)	(570)
Total provision (recovery of) for credit losses	(1)	39
Non-interest expense	816	350
Income (loss) before taxes and non-controlling interest in subsidiaries	(1,035)	(959)
Provision for (recovery of) income taxes	(297)	(260)
Reported net income (loss)	(738)	(699)
Non-controlling interest in subsidiaries	2	7
Net income (loss) attributable to bank shareholders	(740)	(706)
Average assets	274,493	271,554
Corporate services [member] | Impaired Loans [member]
Disclosure of operating segments [line items]
Total provision (recovery of) for credit losses	44	73
Corporate services [member] | Performing loans [member]
Disclosure of operating segments [line items]
Total provision (recovery of) for credit losses	$ (45)	$ (34)